BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
(a)Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).
These consolidated financial statements were authorized for issuance by the Board of Directors of our company on February 12, 2021.
(b)Basis of presentation
The consolidated financial statements are prepared on a going concern basis.
For the periods prior to March 30, 2020, the financial statements represent a combined carve-out of the assets, liabilities, revenues, expenses, and cash flows of the businesses that were contributed to our company effective March 30, 2020. During this period, all of the assets and liabilities presented were controlled by the partnership. Effective March 30, 2020, the assets and liabilities were transferred to our company at their carrying values. All intercompany balances, transactions, revenues and expenses within our company have been eliminated. Additionally, certain corporate costs have been allocated on the basis of direct usage where identifiable, with the remainder allocated based on management’s best estimate of costs attributable to our company. Management believes the assumptions underlying the historical financial information, including the assumptions regarding allocated expenses, reasonably reflect the utilization of services provided to or the benefit received by our company during the periods presented. However, due to the inherent limitations of carving out the assets, liabilities, operations and cash flows from larger entities, the historical financial information may not necessarily reflect our company’s financial position, operations and cash flow for future periods, nor do they reflect the financial position, results of operations and cash flow that would have been realized had our company been a stand-alone entity during the periods presented.
Subsequent to March 30, 2020, our company is no longer allocated general corporate expenses of the parent company as the functions which they related are now provided through the amended and restated master services agreement dated as of March 13, 2015, among the Service Recipients (as defined therein), Brookfield Asset Management Inc. (“Brookfield”), the Service Providers (as defined therein) and others, as amended (the “Master Services Agreement”). The base management fee related to the services received under the Master Services Agreement has been recorded as part of general and administrative expenses in the consolidated financial statements.
c)Continuity of Interests
As described above, our company was established on August 30, 2019 by the partnership. On March 30, 2020, the partnership contributed the businesses to our company in exchange for loans receivable, exchangeable shares, class B shares and class C shares. On March 31, 2020, the partnership completed the special distribution of the exchangeable shares to holders of units and continues to hold all of the class B and class C shares of our company. The partnership directly and indirectly controlled our company prior to the special distribution and continues to control our company subsequent to the special distribution through its interests in our company. As a result of this continuing common control, there is insufficient substance to justify a change in the measurement of our company. In accordance with our company’s and the partnership’s accounting policy, our company has reflected the businesses in its financial position and financial performance using the partnership’s carrying values prior to the contribution of the businesses to our company.
To reflect this continuity of interests, these consolidated financial statements provide comparative information of our company for the periods prior to March 30, 2020, as previously reported by the partnership. The economic and accounting impact of contractual relationships created or modified in conjunction with the contribution of the businesses to our company have been reflected prospectively from the date of the contribution and have not been reflected in the results of operations or financial position of our company prior to March 30, 2020, as such items were in fact not created or modified prior thereto. Accordingly, the financial information for the periods prior to March 30, 2020 is presented based on the historical financial information for our company as previously reported by the partnership. For the period after March 30, 2020, the results are based on the actual results of our company, including the impact of contractual relationships created or modified in association with the contribution of the businesses to our company. As the partnership holds all of the class C shares of our company, which is the only class of shares presented as equity, net income and equity attributable to common equity have been allocated to the partnership prior to and after March 30, 2020.
Prior to March 30, 2020, intercompany transactions between the partnership and our company have been included in these financial statements and are considered to be forgiven at the time the transaction is recorded and reflected as “Distributions to, net of contributions from, Brookfield Infrastructure Partners L.P.”. “Distributions to, net of contributions from, Brookfield Infrastructure Partners L.P.” as shown in the consolidated statements of changes in equity represents the partnership’s historical investment in our company, accumulated net income and the net effect of the transactions and allocations from the parent company. The total net effect of transactions with the parent company is reflected in the consolidated statements of cash flows as a financing activity and in the consolidated statements of financial position as equity attributable to Brookfield Infrastructure Partners L.P.
d)Foreign Currency Translation
The U.S. dollar is the functional and presentation currency of our company. Each of our company’s affiliates determines its own functional currency and items included in the financial statements of each affiliate are measured using that functional currency.
Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of other comprehensive income. On disposal of a foreign operation resulting in the loss of control, the component of other comprehensive income due to accumulated foreign currency translation relating to that foreign operation is reclassified to net income. On partial disposal of a foreign operation in which control is retained, the proportionate share of the component of other comprehensive income or loss relating to that foreign operation is reclassified to non-controlling interests in that foreign operation.
Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date and non-monetary assets and liabilities measured at fair value are translated at the rate of exchange prevailing at the date when the fair value was determined. Revenues and expenses are measured at average rates during the period. Gains or losses on translation of these items are included in net income. Gains and losses on transactions which hedge these items are also included in net income or loss. Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.
e)Business Combinations
Business acquisitions in which control is acquired are accounted for using the acquisition method, other than those between and among entities under common control. The consideration of each acquisition is measured at the aggregate of the fair values at the acquisition date of assets transferred by the acquirer, liabilities incurred or assumed, and equity instruments issued by our company in exchange for control of the acquiree. Acquisition related costs are recognized in the Statements of Operating Results as incurred and included in other expenses.
Where applicable, the consideration for the acquisition includes any asset or liability resulting from a contingent consideration arrangement, measured at its acquisition-date fair value. Subsequent changes in fair values are adjusted against the cost of the acquisition where they qualify as measurement period adjustments. All other subsequent changes in the fair value of contingent consideration classified as liabilities will be recognized in the Statements of Operating Results, whereas changes in the fair values of contingent consideration classified within share capital are not subsequently re-measured.
Where a business combination is achieved in stages, our company’s previously held interests in the acquired entity are remeasured to fair value at the acquisition date, that is, the date our company attains control and the resulting gain or loss, if any, is recognized in the Statements of Operating Results. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to the Statements of Operating Results, where such treatment would be appropriate if that interest were disposed of.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, our company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.
The measurement period is the period from the date of acquisition to the date our company obtains complete information about facts and circumstances that existed as of the acquisition date. The measurement period is subject to a maximum of one year subsequent to the acquisition date.
If, after reassessment, our company’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree if any, the excess is recognized immediately in profit or loss as a bargain purchase gain.
Contingent liabilities acquired in a business combination are initially measured at fair value at the date of acquisition. At the end of subsequent reporting periods, such contingent liabilities are measured at the higher of the amount that would be recognized in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”) and the amount initially recognized less the cumulative amount of income recognized in accordance with IFRS 15, Revenue from Contracts with Customers.
f)Cash and Cash Equivalents
Cash and cash equivalents include short-term highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
g)Accounts Receivable
Trade receivables are recognized initially at their transaction price and subsequently measured at amortized cost using the effective interest method, less any loss allowance for expected credit losses.
h)Property, Plant and Equipment
Our company uses the revaluation method of accounting for all classes of property, plant and equipment. Property, plant and equipment is initially measured at cost and subsequently carried at its revalued amount, being the fair value at the date of the revaluation less any subsequent accumulated depreciation and any accumulated impairment losses. Revaluations are made on at least an annual basis, and on a sufficient basis to ensure that the carrying amount does not differ significantly from fair value. Where the carrying amount of an asset is increased as a result of a revaluation, the increase is recognized in other comprehensive income or loss and accumulated in equity within the revaluation surplus reserve, unless the increase reverses a previously recognized impairment recorded through net income, in which case that portion of the increase is recognized in net income. Where the carrying amount of an asset is decreased, the decrease is recognized in other comprehensive income to the extent of any balance existing in revaluation surplus in respect of the asset, with the remainder of the decrease recognized in net income. Revaluation gains are included in other comprehensive income but are not subsequently recycled into profit or loss.
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. The gain or loss arising on disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the Statements of Operating Results. However, any balance accumulated in revaluation surplus is subsequently recorded in retained earnings when an asset is derecognized and not transferred to profit or loss.
Depreciation of an asset commences when it is available for use. Property, plant and equipment are depreciated on a straight line or declining-balance basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 50 years
Machinery and equipment	Up to 5 years
Network systems	Up to 60 years
Depreciation on property, plant and equipment is calculated on a straight-line or declining-balance basis so as to depreciate the net cost of each asset over its expected useful life to its estimated residual value. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.
i)Asset Impairment
At each reporting date, our company assesses whether for assets, other than those measured at fair value with changes in values recorded in profit or loss, there is any indication that such assets are impaired. This assessment includes a review of internal and external factors which includes, but is not limited to, changes in the technological, political, economic or legal environment in which the entity operates in, structural changes in the industry, changes in the level of demand, physical damage and obsolescence due to technological changes. An impairment is recognized if the recoverable amount, determined as the higher of the estimated fair value less costs of disposal or the discounted future cash flows generated from use and eventual disposal from an asset or cash generating unit is less than its carrying value. The projections of future cash flows take into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss subsequently reverses, the carrying amount of the asset or cash generating unit is increased to the lesser of the revised estimate of recoverable amount and the carrying amount that would have been recorded had no impairment loss been recognized previously.
j)Intangible Assets
Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date. Our company’s intangible assets are comprised primarily of service concession arrangements and customer order backlogs.
Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization unless indefinite-lived and accumulated impairment losses, on the same basis as intangible assets acquired separately.
Public service concessions that provide our company the right to charge users for a service in which the service and fee is regulated by the grantor are accounted for as an intangible asset under IFRIC 12, Service Concession Arrangements.
Concession arrangements were acquired as part of the acquisition of the Brazilian regulated gas transmission operation and were initially recognized at their fair values. The intangible assets at the Brazilian regulated gas transmission operation relate to pipeline concession contracts, amortized on a straight-line basis over the life of the contractual arrangement.
The customer order backlog was acquired as part of the acquisition of the U.K. regulated distribution operation and was initially recorded at its fair value. The customer order backlog represents the present value of future earnings derived from the build out of contracted connections at the acquisition date of the U.K. regulated distribution operation. The customer order backlog is amortized over its estimated useful life of 15 years.
Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss when the asset is derecognized.
k)Goodwill
Goodwill represents the excess of the price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets and liabilities acquired. Goodwill is allocated to the cash generating unit or units to which it relates. Our company identifies cash generating units as identifiable groups of assets that are largely independent of the cash inflows from other assets or groups of assets.
Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Impairment is determined for goodwill by assessing if the carrying value of a cash generating unit or group of cash generating units, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. Impairment losses recognized in respect of a cash generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash generating unit. Any goodwill impairment is recognized in period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.
On disposal of an affiliate, the attributable amount of goodwill is included in the determination of the gain or loss on disposal of the operation.
l)Revenue Recognition
Our company recognizes revenue when it transfers control of a product or service to a customer.
Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties.
Our company recognizes revenue when the specific criteria set out below have been met. Cash received by our company from customers is recorded as deferred revenue until the revenue recognition criteria set out below are met.
Revenue from utilities infrastructure is derived from the transmission of natural gas and the distribution of energy. Distribution and transmission revenue each contain a single performance obligation that is recognized over time. The connection revenue relating to our company’s regulated distribution operation contains a distinct performance obligation that is recognized over the period that the connection is constructed, based on an input method of progress recognition on the basis that this methodology is most reflective of the underlying transfer of control. The payment terms for all of our revenue streams require payment upon completion, except for connections income whereby payment is typically collected up-front prior to the completion of any services.
m)Financial Instruments and Hedge Accounting

a)Financial Instrument Classification
Our company classifies cash and cash equivalents and accounts receivable and other as amortized cost. Derivative assets are classified as FVTPL, except for derivatives in certain hedging relationships. Other financial assets are classified as either amortized cost or FVTOCI.
Financial assets classified as FVTPL or FVTOCI are subsequently measured at fair value at each reporting date. For financial assets classified as FVTPL, the change in fair value is recorded through profit or loss. For financial assets classified as FVTOCI, the change in fair value is recorded in other comprehensive income. The cumulative gains or losses related to FVTOCI equity instruments are not reclassified to profit or loss on disposal, whereas the cumulative gains or losses on all other FVTOCI assets are reclassified to profit or loss on disposal. For financial instruments at amortized cost or debt instruments at FVTOCI, our company assesses if there have been significant increases in credit risk since initial recognition to determine whether lifetime or 12-month expected credit losses should be recognized. Any related loss allowances are recorded through profit or loss.
Non-recourse borrowings and accounts payable and other, are classified as amortized cost, except for derivatives embedded in related financial instruments. Embedded derivatives and any other derivative liabilities are classified as FVTPL and are subsequently measured at fair value, except for derivatives in certain hedging relationships. Other financial liabilities are classified as either FVTPL or amortized cost.
b)Hedge Accounting
Our company selectively utilizes derivative financial instruments primarily to manage financial risks, including interest rate and foreign exchange risks. Derivative financial instruments are recorded at fair value. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and that the hedging relationship meets all of the hedge effectiveness requirements. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.
Unrealized gains and losses on interest rate contracts designated as hedges of future variable interest payments are included in equity as a cash flow hedge when the interest rate risk relates to an anticipated variable interest payment. The periodic exchanges of payments on interest rate swap contracts designated as hedges of debt are recorded on an accrual basis as an adjustment to interest expense.
n)Income Taxes
Income tax expense represents the sum of the tax accrued in the period and deferred income tax.
a)Current income tax
Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries based on the tax rates and laws enacted or substantively enacted at the reporting date. Current income tax relating to items recognized directly in share capital are also recognized directly in share capital and other comprehensive income.
b)Deferred income tax
Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases used in the computation of taxable income and carrying amounts of assets and liabilities in the consolidated financial statements. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses can be utilized. Such deferred income tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income, other than in a business combination. The carrying amount of deferred income tax assets are reviewed at each reporting date and reduced to the extent it is no longer probable that the income tax asset will be recovered.
Deferred income tax liabilities are recognized for taxable temporary differences associated with investments in affiliates, except where our company is able to control the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred income tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred income tax liabilities and assets reflect the tax consequences that would follow from the manner in which our company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority within a single taxable entity or our company intends to settle its current tax assets and liabilities on a net basis in the case where there exist different taxable entities in the same taxation authority and when there is a legally enforceable right to set off current tax assets against current tax liabilities.
o)Assets Held for Sale
Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification subject to limited exceptions.
When our company is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether our company will retain a non-controlling interest in its former subsidiary after the sale.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.
Non-current assets classified as held for sale and the assets of a disposal group are presented separately from other assets in the Statements of Financial Position and are classified as current. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the Statements of Financial Position.
Once classified as held for sale, property, plant and equipment and intangible assets are not depreciated or amortized, respectively.
p)Provisions
Provisions are recognized when our company has a present obligation, either legal or constructive, as a result of a past event, it is probable that our company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the obligation, its carrying amount is the present value of those cash flows.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
q)Earnings per share
Our company‘s basic and diluted earnings per share have not been presented in the consolidated financial statements. As outlined in Note 11, Financial Liabilities, and Note 15, Equity, exchangeable and class B shares are classified as financial liabilities, while class C shares are classified as financial liabilities, but presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. As each share classification represents a financial liability, they do not constitute ordinary shares. Refer to the aforementioned notes for further details.
r)Operating Segments

IFRS 8, Operating Segments, requires operating segments to be determined based on information that is regularly reviewed by the Executive Management and the Board of Directors for the purpose of allocating resources to the segment and to assess its performance. Our company has one operating segment, utilities, comprised of our U.K. regulated distribution operation and our Brazilian regulated gas transmission operation.

s)Critical Accounting Judgments and Key Sources of Estimation Uncertainty
The preparation of financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Critical judgments and estimates made by management and utilized in the normal course of preparing our company’s consolidated financial statements are outlined below.
a)Common control transactions
IFRS 3 (2008), Business Combinations does not include specific measurement guidance for transfers of businesses or subsidiaries between entities under common control. Accordingly, our company has developed a policy to account for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. Our company’s policy is to record assets and liabilities recognized as a result of transactions between entities under common control at the carrying value on the transferor’s financial statements, and to have the consolidated statements of financial position, operating results, changes in equity and cash flows reflect the results of combining entities for all periods presented for which the entities were under the transferor’s common control, irrespective of when the combination takes place.
b)Financial instruments
Our company’s accounting policies relating to derivative financial instruments are described in Note 3(m), Basis of Presentation and Significant Accounting Policies. The critical judgments inherent in these policies relate to applying the criteria to the assessment of the effectiveness of hedging relationships. Estimates and assumptions used in determining the fair value of financial instruments are equity and commodity prices; future interest rates; the credit worthiness of our company relative to its counterparties; the credit risk of our company and counterparty; estimated future cash flows; and discount rates.
c)Revaluation of property, plant and equipment
Property, plant and equipment is revalued on a regular basis. The critical estimates and assumptions underlying the valuation of property, plant and equipment are set out in Note 7, Property Plant and Equipment.
d)Fair values in business combinations
Our company accounts for business combinations using the acquisition method of accounting. This method requires the application of fair values for both the consideration given and the assets and liabilities acquired. The calculation of fair values is often predicated on estimates and judgments including future cash flows discounted at an appropriate rate to reflect the risk inherent in the acquired assets and liabilities. The determination of the fair values may remain provisional for up to 12 months from the date of acquisition due to the time required to obtain independent valuations of individual assets and to complete assessments of provisions. When the accounting for a business combination has not been completed as at the reporting date, this is disclosed in the financial statements, including observations on the estimates and judgments made as of the reporting date.
e)Impairment of goodwill, intangibles with indefinite lives
The impairment assessment of goodwill and intangible assets with indefinite lives requires estimation of the value-in-use or fair value less costs of disposal of the cash-generating units or groups of cash generating units to which goodwill or the intangible asset has been allocated. Our company uses the following critical assumptions and estimates: the circumstances that gave rise to the goodwill, timing and amount of future cash flows expected from the cash-generating units; discount rates; terminal capitalization rates; terminal valuation dates and useful lives.
Other estimates utilized in the preparation of our company’s financial statements are: depreciation and amortization rates and useful lives; recoverable amount of goodwill and intangible assets; ability to utilize tax losses and other tax measurements.
Other critical judgments utilized in the preparation of our company’s financial statements include the methodologies for calculating amortization, determination of our operating segment and determination of control.
In March 2020, the World Health Organization declared a global pandemic related to COVID-19. To date, there has been significant stock market volatility, significant fluctuations in the commodity and foreign exchange markets, restrictions on the conduct of business in many jurisdictions, and the global movement of people and some goods has become restricted. Our company has assessed the impact of the current economic environment on our asset valuations. In making these assessments, we have assumed that the sharp curtailment of economic activities, as a result of social distancing rules imposed by governments worldwide, will not materially persist in the long-term. As a provider of essential services, our businesses have remained in operations while we continue to safeguard the health of our employees. In addition, our businesses are subject to regulated cash flows with minimal volume risk. Based on our company’s assessment, no impairments to our asset values were required as at December 31, 2020. Please refer to Note 7, Property, Plant and Equipment and Note 8, Intangible Assets.